Investment Objectives and Goals - Main Active Rotation ETF	Aug. 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Main Active Rotation ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Main Active Rotation ETF (the “Fund”) seeks to outperform the S&P 500 in rising markets while limiting losses during periods of decline.